17. SUBSEQUENT EVENTS (Details)	12 Months Ended
	Jan. 31, 2026 $ / shares shares	Jan. 31, 2026 CAD ($) shares
Subsequent Event #1
Subsequent Event, Description		Company granted 100,000 options at an exercise price of $1.30 per share for a period of 1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		100,000
Exercise Price | $ / shares	$ 1.3
Subsequent Event #2
Subsequent Event, Description		250,000 options at an exercise price of $2.80 per share for a period of 3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		250,000
Exercise Price | $ / shares	$ 2.8
Subsequent Event #3
Subsequent Event, Description		358,000 shares were issued for gross proceeds of $465,400 from the exercise of options
Shares, Issued	358,000	358,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture | $		$ 465,400